Popular, Inc. (Holding company only) financial information - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BHD LEON
Dividends distribution	$ 4,300,000	$ 13,200,000
Popular, Inc. Holding Co. | Equity Method Investee
Dividends distribution	2,300,000	2,300,000	$ 2,300,000
Dividends and others received	3,000,000.0	2,300,000	2,300,000
Popular, Inc. Holding Co. | BHD LEON
Dividends distribution	$ 0	$ 12,500,000	$ 13,000,000.0